INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

12.	INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follow:

	2022	2021	2020
Income tax expense – current	(1,718.9)	(1,268.6)	(1,048.9)

Deferred tax expense on temporary differences	1,012.6	1,072.9	(1,576.0)
Deferred tax on tax loss carryforward movements in the current period	1,361.9	(440.9)	862.4
Total deferred tax (expense)/income	2,374.5	632.0	(713.6)

Total income tax expenses	655.6	(636.6)	(1,762.5)

The reconciliation between the weighted nominal tax rate and the effective tax rate is summarized as follows:

	2022	2021	2020
Profit before tax	14,235.6	13,759.2	13,494.4
Adjustment on a taxable basis
Others non-taxable income	(883.3)	(611.0)	(6.2)
Government grants related to sales taxes	(2,535.1)	(1,883.1)	(1,597.8)
Share of results of joint ventures	29.1	115.7	43.3
Non-deductible expenses	192.8	99.2	119.6
Worldwide taxation	679.3	(360.0)	48.2
	11,718.4	11,120.0	12,101.5
Aggregated weighted nominal tax rate	29.47%	27.39%	30.26%
Taxes payable – nominal rate	(3,453.3)	(3,045.3)	(3,662.1)
Adjustment on tax expense
Income tax Incentives	234.0	213.2	123.2
Deductible interest on shareholders’ equity	4,079.9	2,516.0	2,213.2
Tax savings from goodwill amortization	27.2	77.5	77.5
Withholding income tax	(164.5)	(876.0)	(628.2)
Recognition/(write-off) of deferred charges on tax losses	(58.2)	(1.5)	123.2
Effect of application of IAS 29 (hyperinflation)	(249.0)	(123.3)	(50.5)
Others with reduced taxation	239.5	602.8	41.2
Income tax and social contribution expense	655.6	(636.6)	(1,762.5)
Effective tax rate	-4.61%	4.63%	13.06%

The main events that impacted the effective tax rate for the period were:

•	On September 24, 2021, the Brazilian Supreme Court of Justice (“STF”) issued a binding decision favorable to taxpayers on proceeding nº 1.063.187/SC (Recurso Extraordinário nº 1,063,187/SC – Tema 962), recognizing the unconstitutionality of Corporate Income Taxes (“IRPJ and CSLL”) calculated over SELIC interest earned upon the recovery of taxes.

The Company and its subsidiaries have judicial claims in process as per described above. Based on the binding decision issued by STF and on the analysis of the Company’s external counsels, the Company evaluates as probable that such tax treatment will be accepted in its respective lawsuits, as they relate to the recognition of its right to recover/offset the amount of IRPJ and CSLL calculated and paid over SELIC interest earned upon the recovery of taxes accounted in the period between 2006 and 2022, as well as the exclusion of amounts of this nature in the calculation of its taxable basis.

The amount related to Tema 962 that impacted the income tax rate in 2022 was R$329 million.

•	Government subsidy for sales taxes: for regional incentives and economic development policies, these are related primarily to local production, contributing to economic and social impact, and, when reinvested, are not subject to income tax and social contribution purposes, which explains the impact on the effective tax rate. The amount above is impacted by fluctuations in the volume, price and any eventual increases in state VAT (“ICMS”), reflected in other operating income or net sales depending on its nature, according to note 3 (y) – Summary of significant accounting policies – Tax incentives and subsidized loans.
•	Complement of income tax on foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12,973/14.

•	Withholding income tax: The amount is mainly related to dividends already distributed and to be distributed by subsidiaries located outside of Brazil, applicable according to local tax legislation. The recorded values in 2022 are mainly related to the exchange rate variation of the deferred income tax.

•	Deductible interest on shareholders’ equity: under Brazilian law, companies have an option to remunerate their shareholders through the payment of interest on capital (“IOC”), which amount is impacted by the taxable result, net income reserves of the Company and by the long-term interest rate (“TJLP”). These remunerations are deductible for income tax purposes.